Loans Payable - Schedule of Principal Payments Due on Long-Term Debt (Details) (10K)	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 8,262
2018	8,476
2019	7,542
Thereafter	9,940
TOTAL	$ 34,220